Intangible Assets	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Intangible Assets	Intangible Assets
Intangible assets consist of lease intangibles for leases acquired with lease rates above market in a business combination. As of December 31, 2024, the Company's intangible assets were fully amortized.

Amortization expense related to intangible assets was $2.0 million, $4.7 million, and $10.5 million for the years ended December 31, 2024, 2023, and 2022, respectively.